Capital Stock Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Capital Stock Disclosure

NOTE 3 - CAPITAL STOCK

Authorized Stock

The Company has authorized 100,000,000 common shares with a par value of $0.0001 per share and 25,000,000 preferred shares with a par value of $0.0001 per preferred share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholder of the corporation is sought. The rights, preferences and restrictions of the preferred shares will be defined by the Company’s Board of Directors when and if the preferred shares are issued.